Basis of Consolidation (Tables)	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Company's Main Operating Subsidiaries

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its subsidiaries. The following are the Company’s main operating subsidiaries (all wholly-owned):

Name of the Subsidiary	Country of Incorporation
Despegar.com.ar S.A.	Argentina
Decolar.com LTDA.	Brazil
Despegar.com Chile SpA	Chile
Despegar Colombia S.A.S.	Colombia
Despegar Ecuador S.A.	Ecuador
Despegar.com México S.A. de C.V.	Mexico
Despegar.com Peru S.A.C.	Peru
Despegar.com USA, Inc.	United States
Travel Reservations S.R.L.	Uruguay